Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues
Total revenues	$ 208,200	$ 203,825	$ 219,786
Cost of revenues
Total cost of revenues	115,934	112,063	152,829
Gross profit	92,266	91,762	66,957
Operating expenses
Research and development, net	37,731	41,578	50,060
Sales and marketing	58,722	58,413	66,836
General and administrative	30,385	29,086	37,592
Total operating expenses	126,838	129,077	154,488
Operating loss	(34,572)	(37,315)	(87,531)
Financial income, net	21,919	22,350	24,150
Loss before income taxes	(12,653)	(14,965)	(63,381)
Taxes on income	865	1,835	970
Net Loss	$ (13,518)	$ (16,800)	$ (64,351)
Net loss per ordinary share, basic (in Dollars per share)	$ (0.3)	$ (0.35)	$ (1.31)
Net loss per ordinary share, diluted (in Dollars per share)	$ (0.3)	$ (0.35)	$ (1.31)
Products
Revenues
Total revenues	$ 156,086	$ 148,086	$ 161,045
Cost of revenues
Total cost of revenues	67,468	61,697	91,516
Services
Revenues
Total revenues	52,114	55,739	58,741
Cost of revenues
Total cost of revenues	$ 48,466	$ 50,366	$ 61,313